Note 11 - Derivatives and Fair Value Disclosures (Detail) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Derivative, Notional Amount (in Dollars)	$ 126,937,757
Derivative, Reference Rate LIBOR	0.50%
Derivative Instruments, Income Statement Location of Gain (Loss) Reclassified from Accumulated OCI	$11,830	$369,045
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months (in Dollars)	$ 43,233
Minimum [Member]
Interest Rate Swap, Fixed Rate	2.77%
Maximum [Member]
Interest Rate Swap, Fixed Rate	4.73%